Debt Securities - Sale of Securities (Details) - Colony - CMBS - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale [Line Items]
Proceeds from sale	$ 63,185	$ 78,197	$ 30,279
Gross realized gain	8,384	11,304	951
Gross realized (loss)	$ 499	$ (592)	$ 0